SHORT-TERM DEBT AND LONG-TERM DEBT - By Currency (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022
LOANS AND FINANCING
Total	R$ 10,079,675	R$ 11,179,617
Brazilian Real (BRL)
LOANS AND FINANCING
Total	2,667,065	1,273,180
U.S. Dollar (USD)
LOANS AND FINANCING
Total	7,169,183	9,581,266
Other currencies
LOANS AND FINANCING
Total	R$ 243,427	R$ 325,171